Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Schedule of quantitative information on the notional and carrying amounts of derivative financial instruments used to hedge foreign exchange risk

	December 31, 2019
		Carrying amount of the
		hedging instruments
	Nominal
	Amount	Asset (1)	Liability (2)
Interest rate risk
Fair value hedges	398,333	407	(805)
Cash flow hedges	123,000	—	(1,098)
Interest rate and foreign exchange risk
Fair value hedges	346,844	10,125	(8,527)
Cash flow hedges	23,025	—	(1,670)
Foreign exchange risk
Cash flow hedges	72,391	625	(2,552)
Net investment	2,080	-	(23)
	965,673	11,157	(14,675)

	December 31, 2018
		Carrying amount of the
		hedging instruments
	Nominal
	Amount	Asset (1)	Liability (2)
Interest rate risk
Fair value hedges	433,500	108	(6,134)
Cash flow hedges	460,000	513	(3,276)
Interest rate and foreign exchange risk
Fair value hedges	226,757	1,134	(15,994)
Cash flow hedges	23,025	—	(1,384)
Foreign exchange risk
Cash flow hedges	176,311	933	(7,177)
Net investment	6,183	—	(78)
	1,325,776	2,688	(34,043)
(1)	Included in the consolidated statement of financial position under the line Derivative financial instruments - assets.
(2)	Included in the consolidated statement of financial position under the line Derivative financial instruments - liabilities.

Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Schedule of notional amounts and carrying amounts of derivative instruments

	December 31, 2019
				Change in fair value
		Carrying amount of the		used to calculate	Ineffectiveness
	Nominal	hedging instruments		hedge	recognized in
	Amount	Asset (1)	Liability (2)	ineffectiveness (3)	profit or loss (3)
Interest rate risk
Loan	13,333	—	(166)	(127)	(9)
Securities at FVOCI	5,000	—	(45)	(97)	(17)
Borrowings and debt	380,000	407	(594)	5,203	(65)
Interest rate and foreign exchange risk
Loan	6,430	276	—	(482)	(214)
Borrowings and debt	340,414	9,849	(8,527)	7,234	55
Total	745,177	10,532	(9,332)	11,731	(250)

	December 31, 2018
				Change in fair value
		Carrying amount of the		used to calculate	Ineffectiveness
	Nominal	hedging instruments		hedge	recognized in
	Amount	Asset (1)	Liability (2)	ineffectiveness (3)	profit or loss (3)
Interest rate risk
Loan	66,000	10	(64)	(66)	31
Securities at FVOCI	12,500	98	—	114	(228)
Borrowings and debt	355,000	—	(6,070)	(1,118)	43
Interest rate and foreign exchange risk
Loan	11,484	1,134	—	(310)	(610)
Borrowings and debt	215,273	—	(15,994)	(1,085)	(323)
Total	660,257	1,242	(22,128)	(2,465)	(1,087)

(1)	Included in the consolidated statement of financial position under the line Derivative financial instruments - assets.
(2)	Included in the consolidated statement of financial position under the line Derivative financial instruments - liabilities.
(3)	Included in the consolidated statement of profit or loss is the line Loss on financial instruments, net.

Schedule of gains and losses resulting from activities of hedging derivative financial instruments recognized in the consolidated statements of profit or loss

	December 31, 2019
				Accumulated amount	Change in fair
				of fair value hedge	value of the hedged
	Carrying amount of		Line in the consolidated statement of	adjustments included	items used to
	hedged items		financial position that includes the	in the carrying amount	calculate hedge
	Asset	Liability	carrying amount of the hedged items	of the hedged items	ineffectiveness (1)
Interest rate risk
Loan	13,583	—	Loans, net	158	118
Securities at FVOCI	5,142	—	Securities and other financial assets, net	94	80
Borrowings and debt	—	(381,587)	Borrowings and debt, net	18	(5,268)
Interest rate and foreign exchange risk	—	—			—
Loan	6,202	—	Loans, net	(495)	268
Borrowings and debt	—	(336,117)	Borrowings and debt, net	(973)	(7,179)
Total	24,927	(717,704)		(1,198)	(11,981)

	December 31, 2018
				Accumulated amount	Change in fair
				of fair value hedge	value of the hedged
	Carrying amount of		Line in the consolidated statement of	adjustments included	items used to
	hedged items		financial position that includes the	in the carrying amount	calculate hedge
	Asset	Liability	carrying amount of the hedged items	of the hedged items	ineffectiveness (1)
Interest rate risk
Loan	66,208	—	Loans, net	97	97
Securities at FVOCI	11,958	—	Securities and other financial assets, net	(298)	(342)
Borrowings and debt	—	(350,263)	Borrowings and debt, net	5,286	1,161
Interest rate and foreign exchange risk	—	—
Loan	10,616	—	Loans, net	(1,148)	(300)
Borrowings and debt	—	(199,901)	Borrowings and debt, net	15,005	762
Total	88,782	(550,164)		18,942	1,378

(1)	Included in the consolidated statement of profit or loss is the line Loss on financial instruments, net.

Schedule of maturity of financial instruments

	December 31, 2019
		Foreign
		exchange and
	Interest rate	interest
Maturity	swaps	rate risks	Total
Fair value hedge
Less to 1 year	350,000	—	350,000
1 to 2 years	48,333	—	48,333
2 to 5 years	—	346,844	346,844
Total	398,333	346,844	745,177

	December 31, 2018
		Foreign
		exchange and
	Interest rate	interest
Maturity	swaps	rate risks	Total
Fair value hedge
Less to 1 year	4,500	146,505	151,005
1 to 2 years	400,000	—	400,000
2 to 5 years	29,000	10,419	39,419
More than 5 years	—	68,768	68,768
Total	433,500	225,692	659,192

Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Schedule of notional amounts and carrying amounts of derivative instruments

	December 31, 2019
				Change in fair	Changes in the		Amount
		Carrying amount of		value used for	fair value of the	Ineffectiveness	reclassified
		hedging instruments		calculating	hedging instruments	recognized	from the hedge
	Nominal			hedge	recognized in	in profit or	reserve to profit
	amount	Asset (1)	Liability (2)	ineffectiveness	OCI (3)	loss (4)	or loss (4)
Interest rate risk
Borrowings and debt	123,000	—	(1,098)	(1,459)	(1,458)	1	39
Interest rate and foreign exchange risk
Borrowings and debt	23,025	—	(1,670)	(284)	(283)	1	—
Foreign exchange risk
Loans	72,391	625	(2,552)	(2,346)	(2,344)	2	(1,070)
Deposits	—	—	—	—	—	—	(5,545)
Total	218,416	625	(5,320)	(4,089)	(4,085)	4	(6,576)

(1)	Included in the consolidated statement of financial position under the line Derivative financial instruments - assets.
(2)	Included in the consolidated statement of financial position under the line Derivative financial instruments - liabilities.
(3)	Included in equity in the consolidated statement of financial position on the line Other comprehensive income
(4)	Included in the consolidated statement of profit or loss under the line Loss on financial instruments, net.

	December 31, 2018
					Changes in the
				Change in fair	fair value of the		Amount
				value used for	hedging		reclassified
		Carrying amount of		calculating	instruments	Ineffectiveness	from the hedge
	Nominal	hedging instruments		hedge	recognized in	recognized in	reserve to
	amount	Asset (1)	Liability (2)	ineffectiveness	OCI (3)	profit or loss (4)	profit or loss (4)
Interest rate risk
Borrowings and debt	460,000	513	(3,276)	847	847	—	183
Interest rate and foreign exchange risk
Borrowings and debt	23,025	—	(1,384)	(2,246)	(2,246)	—	—
Foreign exchange risk
Loans	51,962	814	(1,513)	(626)	(626)	—	2,700
Deposits	124,349	119	(5,664)	(7,196)	(7,196)	—	4,414
Total	659,336	1,446	(11,837)	(9,221)	(9,221)	—	7,297

Schedule of agreements qualifying as fair value hedge, the bank recognized the gain or loss on the derivative financial instruments and the gain or loss of the hedged asset or liability in profit or loss

	December 31, 2019
			Line in the consolidated
			statement of financial	Change in the fair value of
	Carrying amount of		position that includes the	the hedged items used to
	hedged items		carrying amount of	to calculate the hedge	Cash flow hedge
	Asset	Liability	the hedged items	ineffectiveness (4)	reserve
Interest rate risk
Borrowings and debt	—	(70,110)	Borrowings and debt, net	1,458	1,072
Interest rate and foreign exchange risk
Borrowings and debt	—	(21,234)	Borrowings and debt, net	283	(5)
Foreign exchange risk
Loan	73,861	—	Loans, net	2,344	263
Borrowings and debt	—	—	Deposit	—	—
Total	73,861	(91,344)		4,085	1,330

(1)	Included in the consolidated statement of financial position under the line Derivative financial instruments - assets.
(2)	Included in the consolidated statement of financial position under the line Derivative financial instruments - liabilities.
(3)	Included in equity in the consolidated statement of financial position on the line Other comprehensive income.
(4)	Included in the consolidated statement of profit or loss under the line of Loss on financial instruments, net.

	December 31, 2018

			Line in the consolidated
			statement of financial	Change in the fair value of
	Carrying amount of		position that includes the	the hedged items used to
	hedged items		carrying amount of	calculate the hedge	Cash flow hedge
	Asset	Liability	the hedged items	ineffectiveness (1)	reserve
Interest rate risk
Borrowings and debt	—	(390,516)	Borrowings and debt, net	(847)	(427)
Interest rate and foreign exchange risk
Borrowings and debt	—	(42,554)	Borrowings and debt, net	2,246	(19)
Foreign exchange risk
Loans	52,128	—	Loans, net	626	(19)
Borrowings and debt		(108,422)	Deposit	7,196	2,373
Total	52,128	(541,492)		9,221	1,908

Schedule of maturity of financial instruments

	December 31, 2019
			Foreign
			exchange and
	Foreign	Interest rate	interest
Maturity	exchange risk	swaps	rate risks	Total
Cash flowhedge
Less to 1 year	74,471	63,000	23,025	160,496
1 to 2 years	—	40,000	—	40,000
2 to 5 years	—	20,000	—	20,000
Total	74,471	123,000	23,025	220,496

	December 31, 2018
			Foreign
			exchange and
	Foreign	Interest rate	interest
Maturity	exchange risk	swaps	rate risks	Total
Cash flowhedge
Less to 1 year	177,333	337,000	—	514,333
1 to 2 years	5,161	63,000	23,025	91,186
2 to 5 years	—	60,000	—	60,000
Total	182,494	460,000	23,025	665,519

Net investment hedges
Disclosure of detailed information about hedging instruments [line items]
Schedule of notional amounts and carrying amounts of derivative instruments

The following table details the notional amount and carrying amount of the derivative instruments used as net investment hedge by type of risk and hedged item, along with changes during the period used to determine and recognize the ineffectiveness of the hedge:

December 31, 2019
		Carrying amount of			Changes in the
		hedging instruments			fair value of the		Amount
				Change in fair	hedging		reclassified from
				value used to	instruments	Ineffectiveness	the hedge reserve
	Nominal			calculate hedge	recognized in	recognized in	to profit or
	Amount	Asset (1)	Liability (2)	ineffectiveness	OCI (3)	profit or loss (4)	loss (4)
Foreign exchange risk
Net investment	2,080	—	(23)	(23)	(23)	—	(78)
Total	2,080	—	(23)	(23)	(23)	—	(78)

December 31, 2018
		Carrying amount of			Changes in the
		hedging instruments			fair value of the		Amount
				Change in fair	hedging		reclassified from
				value used to	instruments	Ineffectiveness	the hedge reserve
	Nominal			calculate hedge	recognized in	recognized in	to profit or
	Amount	Asset (1)	Liability (2)	ineffectiveness	OCI (3)	profit or loss (4)	loss (4)
Foreign exchange risk
Net investment	6,183	—	(78)	(78)	(78)	—	50
Total	6,183	—	(78)	(78)	(78)	—	50

Derivative instruments used in net investment hedges at the period ending in 2019 and 2018 have a maturity of less than 30 days.

(1)	Included in the consolidated statement of financial position under the line Derivative financial instruments - assets.
(2)	Included in the consolidated statement of financial position under the line Derivative financial instruments - liabilities.
(3)	Included in equity in the consolidated statement of financial position on the line Other comprehensive income.
(4)	Included in the consolidated statement of profit or loss under the line of Loss on financial instruments, net.

The following table details the nominal value and carrying amount of the net investment hedged items by type of risk and hedged item, along with changes during the period used to determine and recognize the ineffectiveness of the hedge:

December 31,2019
	Carrying amount items		Line in the	Change in
	designated as hedged		consolidated	the fair
			statement of	value of the
			financial position	hedged
			that includes the	items used to
			carrying value of	recognise	Cash flow hedge
	Asset	Liability	the item hedged	ineffectiveness (1)	reserve
Foreign exchange risk
Net investment	1,889	—	Securities and other financial assets, net	23	23
Total	1,889	—		23	23

December 31, 2018
	Carrying amount items			Change in
	designated as hedged			the fair
			Line in the	value of
			consolidated	the
			statement of	hedged
			financial position	items used
			that includes the	to	Cash flow
			carrying value of	recognise	hedge
	Asset	Liability	the item hedged	ineffectiveness (1)	reserve
Foreign exchange risk
Net investment	6,273		Securities and other financial assets, net	78	78
Total	6,273	—		78	78

Included in the consolidated statement of profit or loss under the line Loss on financial instruments, net.